ACQUISITION OF NORWEGIAN ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Nussir ASA (“Nussir”)
ACQUISITION OF NORWEGIAN ASSETS
Schedule of purchase price, assets acquired and liabilities assumed

The purchase price is as follows:

Fair value of 24,168,149 common shares issued by the Company (i)	$85,796,930
Transaction costs	4,144,006
Total purchase price	$89,940,936

Assets acquired and liabilities assumed:

Cash	$792,997
Other receivables and prepaid expenses	39,423
Mineral properties	95,222,303
Total assets	96,054,723
Accounts payable and accrued liabilities	(177,125)
Other liabilities – current	(21,214)
Total liabilities	(198,339)
Total assets acquired and liabilities assumed, net	$95,856,384
Less: Non-controlling interests	5,915,448
Blue Moon’s 93.55% share of Nussir	$89,940,936

i.	The fair value of the common shares issued was determined using the Company’s share price of C$3.55 at the close of business on February 26, 2025 (Note 12).

Nye Sulitjelma Gruver SA (“NSG”)
ACQUISITION OF NORWEGIAN ASSETS
Schedule of purchase price, assets acquired and liabilities assumed

The purchase price is as follows:

Fair value of 5,608,000 common shares issued by the Company (i)	$19,908,399
Transaction costs	240,245
Total purchase price	$20,148,644

Assets acquired and liabilities assumed:

Cash	$9,611
Other receivables and prepaid expenses	20,941
Mineral properties	20,151,896
Total assets	20,182,448
Accounts payable and accrued liabilities	(31,232)
Other liabilities – current	(2,572)
Total liabilities	(33,804)
Total assets acquired and liabilities assumed, net	$20,148,644

i.	The fair value of the common shares issued was determined using the Company’s share price of C$3.55 at the close of business on February 26, 2025 (Note 12).

Repparfjord Eiendom AS (“REAS”)
ACQUISITION OF NORWEGIAN ASSETS
Schedule of purchase price, assets acquired and liabilities assumed

The purchase price is as follows:

Cash consideration	$11,006,855
Fair value of 4,210,000 common shares issued by the Company (i)	14,945,500
Transaction costs	220,097
Total purchase price	$26,172,452

Assets acquired and liabilities assumed:

Cash	$184,665
Other receivables and prepaid expenses	254,236
Property, plant and equipment	28,350,863
Total assets	28,789,764
Accounts payable and accrued liabilities	(67,844)
Deferred income	(367)
Other liabilities – current	(2,549,101)
Total liabilities	(2,617,312)
Total assets acquired and liabilities assumed, net	$26,172,452

i.	The fair value of the common shares issued was determined using the Company’s share price of C$3.55 at the close of business on March 7, 2025 (Note 12).